SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of expected useful lives of intangible assets
Estimated useful life

Customer base	5 years
Non-compete agreements	10 years
Trademark	10 years
Patents	10 years
Concession contracts	9 years
Technology	9 years

Schedule of estimated useful lives of fixed assets

Estimated useful life

Media display equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

Schedule of computation of basic and diluted net loss per share

	Year ended December 31,
	2010	2011	2012

Numerator:
Net loss attributable to VisionChina Media Inc. shareholders	$(151,338,222)	$(12,503,292)	$(246,409,192)

Denominator:
Weighted average shares outstanding-basic	82,739,234	102,047,412	101,351,222
Weighted average number of shares outstanding-diluted	82,739,234	102,047,412	101,351,222

Basic net loss per share	$(1.83)	$(0.12)	$(2.43)
Diluted net loss per share	(1.83)	(0.12)	(2.43)